Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets (liabilities)
Plant, property and equipment	$ (23)	$ (17)
Intangible	(11)	177
Inventories	118	140
Deferred gains	350	346
Investments	133	(4)
Receivables (net of reserves)	9	85
Accrued expenses and other reserves	201	181
Employee benefits	61	79
Net operating loss, capital loss and tax credit carryforwards	257	406
Other	(6)	(45)
Total	1,089	1,348
Less valuation allowance	(225)	(397)
Deferred income taxes	$ 864	$ 951